UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Astor Asset Management, LLC
Address: 111 S Wacker Drive, Suite 3910
         Chicago, IL 60606

Form 13F File Number: 028-13903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Stein
Title:   Managing Partner
Phone:   312-373-6280

Signature, Place, and Date of Signing:

Robert Stein                    Chicago, Illinois               July 21, 2010

Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11,838,405

Form 13F Information Table Value Total: $445,507
                                        (thousands)

List of Other Included Managers:
NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONSUMER DISCRETIONARY SELT    COM              81369Y407    13908   477456 SH       Sole                    16191            461265
GREENHAVEN CONTINUOUS CMDTY    COM              395258106    18128   727137 SH       Sole                    23530            703607
IPATH DJ-UBS COPPER SUBINDX    COM              06739F101    10383   265747 SH       Sole                     8377            257370
ISHARES DJ US MEDICAL DEVICE   COM              464288810    14846   277964 SH       Sole                     8968            268996
ISHARES DJ US OIL EQUIP & SV   COM              464288844    21744   583650 SH       Sole                    18662            564988
ISHARES DJ US TELECOMMUNICAT   COM              464287713    14603   782580 SH       Sole                    25704            756876
ISHARES IBOXX INV GR CORP BD   COM              464287242    26516   244481 SH       Sole                     7902            236579
ISHARES MSCI EMERGING MKT IN   COM              464287234    24639   660210 SH       Sole                    20764            639446
ISHARES NASDAQ BIOTECH INDX    COM              464287556    23087   297823 SH       Sole                     9654            288169
ISHARES RUSSELL 2000           COM              464287655    23150   378790 SH       Sole                    12545            366245
ISHARES S&P NA TECH-SEMI IF    COM              464287523    33332   762571 SH       Sole                    24396            738175
ISHARES SILVER TRUST           COM              46428Q109    12176   668655 SH       Sole                     8083            660572
MATERIALS SELECT SECTOR SPDR   COM              81369Y100    13374   471411 SH       Sole                    14999            456412
POWERSHARES DB SILVER FUND     COM              73936B309      254     7693 SH       Sole                     7693
POWERSHARES DB US DOL IND BU   COM              73936D107    25913  1034051 SH       Sole                    34725            999326
POWERSHARES QQQ                COM              73935A104    23570   551862 SH       Sole                    17877            533985
PROSHARES SHORT 20+ TREASURY   COM              74347X849    23273   543629 SH       Sole                    17868            525761
SPDR BARCLAYS CAPITAL HIGH     COM              78464A417    25310   669049 SH       Sole                    21344            647705
SPDR S&P DIVIDEND ETF          COM              78464A763    57031  1263315 SH       Sole                    41834           1221481
SPDR S&P PHARMACEUTICALS ETF   COM              78464A722    23866   616687 SH       Sole                    20137            596550
UTILITIES SELECT SECTOR SPDR   COM              81369Y886    14872   526271 SH       Sole                    16842            509429
WISDOMTREE DEFA FUND           COM              97717W703      232     6084 SH       Sole                                       6084
WISDOMTREE EARNINGS 500 FUND   COM              97717W588      261     7251 SH       Sole                                       7251
WISDOMTREE MIDCAP EARNINGS     COM              97717W570      295     6858 SH       Sole                                       6858
WISDOMTREE SMALLCAP EARNINGS   COM              97717W562      293     7180 SH       Sole                                       7180